Employee benefits (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits [text block]
	March 31, 2021	March 31, 2020
Gratuity payable	136,538	126,080
Compensated absences	55,866	51,319
	192,404	177,399

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]
The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2021, March 31, 2020 and March 31, 2019 consist of the following:

	March 31, 2021	March 31, 2020	March 31, 2019
Service cost	29,854	28,929	25,936
Interest cos t	8,753	10,106	9,606
Interest income	(1,705)	(1,781)	(2,381)
	36,902	37,254	33,161

Disclosure of defined benefit plans [text block]
Details of employee benefit obligation and plan asset are as follows:

Long term rate of compensation increase	March 31, 2021	March 31, 2020

Long term rate of compensation increase	177,098	156,413
Long term rate of compensation increase	(40,651)	(30,474)
Long term rate of compensation increase	136,447	125,939

Disclosure of net defined benefit liability (asset) [text block]
The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 2021	March 31, 2020	March 31, 2019
Projected benefit obligation at the beginning of the year	156,412	145,108	131,687
Service cost	29,854	28,929	25,936
Interest cost	8,753	10,106	9,606
Remeasurements - Actuarial (gain) / loss	(7,178)	(12,955)	(5,267)
Benefits paid	(10,743)	(14,776)	(16,854)
Projected benefit obligation at the end of the year	177,098	156,412	145,108

Disclosure of fair value of plan assets [text block]

Change in plan assets	March 31, 2021	March 31, 2020	March 31, 2019
Fair value of plan assets at the beginning of the year	30,474	25,498	32,567
Interest income	1,705	1781	2,381
Remeasurements – return on plan assets excluding amounts included in interest income	21,214	(2,138)	(2,596)
Employer contributions	(10,743)	20,109	10,000
Benefits paid	(1,999)	(14,776)	(16,854)
Fair value of plan assets at the end of the year	40,651	30,474	25,498

Actual return on plan assets	(293)	(300)	(75)

Disclosure of actuarial assumptions [text block]
The principal actuarial assumptions as on March 31, 2021, 2020 and 2019 were as follows:

	March 31, 2021	March 31, 2020	March 31, 2019
Discount rate	5.70% p.a..	5.60% p.a.	6.95% P.a
Long-term rate of c o mpensation increas e	5.00% p.a.	5.00% p.a.	7.00% P.a
Expected long term rate of return on plan assets	0% for the first year and 5% thereafter	0% for the first year and 5% thereafter	7.00% P.a
Average future working life time	4.32 years	4.37 years	4.37 years

Disclosure of information about maturity profile of defined benefit obligation [text block]
The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2021	March 31, 2020
1 Year	33,483	29,441
2 to 5 years	105,131	90,764
6 to 10 years	65,222	58,273
More than 10 years	32,479	30,280

Disclosure of detailed information about weighted average allocation of assets [text block]
Plan assets:
The Gratuity plan’s weighted-average asset allocation on March 31, 2021 and March 31, 2021, by asset category is as follows:

	March 31, 2021	March 31, 2020
Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]
Amount recognized in other comprehensive income for the years ending March 31, 2021, 2020 and 2019 are as follows:

	March 31, 2021	March 31, 2020	March 31, 2019
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	(10)	-
- change in financial assumptions	(9,342)	(12,015)	2,358
- experience variance	2,165	(929)	(7,625)
- return on plan assets, excluding amounts recognized in net interest expense/ income	1,999	2,138	2,596
	(5,178)	(10,816)	(2,671)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by	Decrease by	Increase by	Decrease by
	100 bps	100 bps	100 bps	100 bps
	(₹ ‘000s)	(₹ ‘000s)	(₹ ‘000s)	(₹ ‘000s)
Present Value of Defined Benefit Obligation	169,401	185,456	185,172	169,472